Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances

Note 8. Federal Home Loan Bank Advances

Pursuant to collateral agreements with the FHLB, advances are collateralized by all the Company’s stock, FHLB securities ($3,882,300 included in securities available-for-sale at December 31, 2011) and qualifying first mortgages and other loans. As of December 31, 2011, the balance in qualifying first mortgages and other loans was $194,973,758. At December 31, 2010, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at December 31,		Interest Rate	Final Maturity
2011	2010
—	12,000,000	0.50	January 14, 2011
—	2,000,000	4.88	August 22, 2011
—	1,000,000	4.76	August 29, 2011
—	900,000	4.43	September 19, 2011
10,000,000	10,000,000	3.66	June 17, 2013
15,000,000	15,000,000	3.07	June 24, 2013
10,000,000	10,000,000	3.24	July 16, 2013
10,000,000	10,000,000	3.66	July 16, 2013
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$68,500,000	$84,400,000

The scheduled payments for the next five years are as follows:

Year Due	Payment
2012	—
2013	45,000,000
2014	3,500,000
2015	—
2016	—
Thereafter	20,000,000

$68,500,000